Basic and diluted earnings (loss) per share (Details) - ARS ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Income (Loss) for the year attributable to the owners of the Company	$ 48,371	$ (54,398)	$ (129,475)
Weighted average number of common shares outstanding	875	875	875
Basic income (loss) per share - in pesos	$ 55.28	$ (62.17)	$ (147.97)
Diluted income (loss) per share - in pesos	$ 55.28	$ (62.17)	$ (147.97)